Income taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of provision income taxes	The provision for income taxes consists of the following:
	For the six months ended June 30,
	2024	2025	2025
	HK$’000	HK$’000	US$’000
Current tax
- Hong Kong	-	-	-
- Other countries	76	-	-
	76	-	-

The provision for income taxes consists of the following:

	For the year ended December 31
	2022	2023	2024	2024
	HK$’000	HK$’000	HK$’000	US$’000
Current tax
- Hong Kong	274	-	686	88
- Other countries	38	131	1,055	136
	312	131	1,741	224

Schedule of reconciliation of income before income tax expense

Reconciliations between the provision for income taxes computed by applying the Hong Kong profits tax to income before income tax expense are as follows:

	For the six months ended June 30,
	2024	2025	2025
	HK$’000	HK$’000	US$’000
Loss before income tax	(1,825)	(3,826)	(487)

Provision for income taxes at Hong Kong profits tax rates of 16.5%	(301)	(523)	(67)
Effect of different tax rates available to different jurisdictions	(47)	(128)	(16)
Non-deductible expenses and non-taxable income, net	1,102	-	-
Under provision from prior year	76	-	-
Tax loss not recognized	(678)	651	83
Income tax expense	76	-	-

Reconciliations between the provision for income taxes computed by applying the Hong Kong profits tax to income before income tax expense are as follows:

	For the year ended December 31,
	2022	2023	2024	2024
	HK$’000	HK$’000	HK$’000	US$’000
Income (loss) before income tax	8,965	(1,331)	(13,741)	(1,769)

Provision for income taxes at Hong Kong profits tax rates of 16.5%	1,479	(220)	(2,267)	(291)
Effect of different tax rates available to different jurisdictions	(355)	131	3,162	407
Non-deductible expenses and non-taxable income, net	(812)	-	(35)	(5)
Under provision from prior year	-	-	590	76
Others	-	220	291	37
Income tax expense	312	131	1,741	224